Revenue from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Revenue From Contracts With Customers [Abstract]
Summary of Disaggregation of Revenue from Contracts with Customers

Set out below is the disaggregation of the Group’s revenue from contracts with customers:

	Years ended December 31,
(in thousands)	2019	2018	2017
Revenues resulting from collaboration and license agreements	€84,428	€101,837	€42,333
Genentech Inc.	64,026	49,536	27,829
Pfizer Inc.	14,348	7,174	-
Sanofi S.A.	4,233	41,712	5,665
Genmab A/S	-	2,740	6,765
Eli Lilly and Company	1,821	676	2,074
Revenues from other sales transactions	24,161	25,738	19,265
Total	€108,589	€127,575	€61,598

Summary of Transactions Resulting from Product Sales Included within Revenue from Other Sales Transactions

The transactions resulting from product sales that are included within the revenue from other sales transactions are as follows:

	Years ended December 31,
(in thousands)	2019	2018	2017
Product sales of JPT Peptide Technologies GmbH	€12,111	€10,748	€10,652

Summary of Contract Balances
(in thousands)	December 31, 2019	December 31, 2018
Trade receivables	€11,913	€18,938
Contract liabilities	190,692	271,674

Revenue Recognized from Payments of Past Periods

Set out below is the amount of revenue recognized for the periods indicated:

	Years ended December 31,
(in thousands)	2019	2018	2017
Amounts included in contract liabilities at the beginning of the year	€82,607	€65,068	€40,428

Summary of Deferred Revenue Allocated to Remaining Performance Obligations (Unsatisfied or Partially Unsatisfied)

The deferred revenue allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as at year-end are as follows:

(in thousands)	December 31, 2019	December 31, 2018
Within one year	€90,453	€64,522
More than one year	97,109	205,647
Total	€187,562	€270,169